Other Expenses/(Income), Net (Details) - Schedule of Other Expenses/(Income), Net ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Other Expenses/(Income), Net [Abstract]
Exchange gains	¥ (190)		¥ (4,924)
Government grants	(1,946)		31
Others	(159)		(565)
Total	¥ (2,295)	$ (327)	¥ (5,458)